Deferred revenue	12 Months Ended
Dec. 31, 2018
Deferred revenue
Deferred Revenue
20.	Deferred revenue

	2017	2018
	RMB	RMB

Deferred revenue	140,000	1,609,787

Pursuant to the business cooperation agreement, Yixin shall provide the cooperation to Yusheng and/or its affiliates for a term of
20
years from the date of the business cooperation agreement. Deferred revenue related to Yusheng amounting to
US$227.8
million was initially recognized at fair value of the services in the business cooperation agreement. As of December 31, 2018, the carrying amount of the related deferred revenue amounted to
RMB1.51 billion.